Document and Entity Information	Nov. 07, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 07, 2019
Registrant Name	BNY Mellon International Securities Funds, Inc.
Entity Central Index Key	0000897469
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 07, 2019
Document Effective Date	Nov. 07, 2019
Prospectus Date	Sep. 30, 2019
BNY Mellon Emerging Markets Securities Fund | Class Y
Prospectus:
Trading Symbol	DYPEX
BNY Mellon Emerging Markets Securities Fund | Class I
Prospectus:
Trading Symbol	DRPEX
BNY Mellon Emerging Markets Securities Fund | Class C
Prospectus:
Trading Symbol	DCPEX
BNY Mellon Emerging Markets Securities Fund | Class A
Prospectus:
Trading Symbol	DRFMX